Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans
NOTE 12 — EMPLOYEE BENEFIT PLANS
We maintain defined contribution benefit plans that are available to employees who meet certain minimum requirements. The plans require that we match specified percentages of participant contributions up to certain maximum levels (generally, 100% of the first 3% to 9%, depending upon years of vesting service, of compensation deferred by participants). Benefits expense under these plans totaled $606 million for 2022, $560 million for 2021 and $552 million for 2020. Our matching contributions are funded during the year following the participant contributions.
We maintain the noncontributory, nonqualified Restoration Plan to provide retirement benefits for eligible employees. Eligibility for the Restoration Plan is based upon earning eligible compensation in excess of a base amount and attaining 1,000 or more hours of service during the plan year. Company credits to participants’ hypothetical account balances (the Restoration Plan is not funded) depend upon participants’ compensation, years of vesting service, hypothetical investment returns (gains or losses) and certain IRS limitations. Benefits expense under this plan was a $27 million credit for 2022, $38 million expense for 2021 and $35 million expense for 2020. Accrued benefits liabilities under this plan totaled $210 million at December 31, 2022 and $258 million at December 31, 2021.
We maintain a Supplemental Executive Retirement Plan (“SERP”) for certain executives (the SERP is not funded). The plan is designed to ensure that upon retirement the participant receives the value of a prescribed life annuity from the combination of the SERP and our other benefit plans. Benefits expense under the plan was $22 million for 2022, $22 million for 2021 and $24 million for 2020. Accrued benefits liabilities under this plan totaled $137 million at December 31, 2022 and $201 million at December 31, 2021.
We maintain defined benefit pension plans which resulted from certain hospital acquisitions in prior years. Benefits expense under these plans was an $11 million credit for 2022, $4 million expense for 2021, and $8 million expense for 2020. Accrued benefits under these plans totaled $9 million of assets at December 31, 2022 and $9 million of liabilities at December 31, 2021.